Investments - Narrative (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Investments [Abstract]
Amortized cost basis, unrealized loss positions	$ 688,233
Unrealized loss position	17,336
Unrealized loss position, less than 12 months	2,874
Unrealized loss position, 12 months or longer	$ 14,462